                                                      Registration No. 333-49347
                                                               ICA No. 811-08729
================================================================================

      As filed with the Securities and Exchange Commission on June 10, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                        /x/

                          Pre-Effective Amendment No. 1               /x/
                           Post-Effective Amendment No.___            / /

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                    /x/

                                 Amendment No. 1                      /x/
                        --------------------------------
                        (Check Appropriate Box or Boxes)

                           Millennium RHIM Funds, Inc.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       303 Twin Dolphin Drive - Suite 530
                            Redwood Shores, CA 94065
               --------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (650) 594-1600
              ----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                                Robert A. Dowlett
                           Millennium RHIM Funds, Inc.
                       303 Twin Dolphin Drive - Suite 530
                            Redwood Shores, CA 94065
                     ---------------------------------------
                     (Name and Address of Agent For Service)

                                 With a copy to:

                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                 As soon as practicable after the effective date
                 ----------------------------------------------
                 (Approximate Date of Proposed Public Offering)

                             Shares of Common Stock
                     --------------------------------------
                     (Title of Securities Being Registered)



================================================================================

         It is proposed that this filing will become effective (check appropriate box):

/ /      immediately upon filing pursuant to paragraph (b).
/ /      on (date) pursuant to paragraph (b).
/ /      60 days after filing pursuant to paragraph (a)(1).
/ /      on (date) pursuant to paragraph (a)(1).
/ /      75 days after filing pursuant to paragraph (a)(2).
/ /      on (date) pursuant to paragraph (a)(2) of Rule 485.

         Registrant declares that an indefinite amount of its shares of common stock is being registered by the Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

                           MILLENNIUM RHIM FUNDS, INC.
                       REGISTRATION STATEMENT ON FORM N-1A

              Cross Reference Sheet for Items Required by Form N-1A


Item No.    Caption in Prospectus

     1      Cover page
     2      Expense Table
     3      Financial Highlights
     4      General Information; Investment Objective and Policies;
            Other Investment Techniques
     5      Management of the Funds
     5A     Management of the Funds
     6      General Information; Investor Guide; How to Purchase
            Shares of Each Fund; Services Available to
            Shareholders; Distributions and Taxes
     7      How to Purchase Shares of Each Fund; Services Available
            to Shareholders; Distributions and Taxes
     8      Services Available to Shareholders; Distributions and
            Taxes; How to Redeem Your Shares
     9      Not Applicable

            Caption in Statement of Additional Information

     10     Cover page
     11     Table of Contents
     12     Cover Page
     13     Investment Objective and Policies
     14     Management
     15     General Information
     16     Management
     17     Portfolio Transactions and Brokerage
     18     General Information
     19     Net Asset Value; General Information
     20     Taxation
     21     Management
     22     Performance Information
     23     Financial Statements

                         THE MILLENNIUM RHIM FUNDS, INC.

                           THE MILLENNIUM GROWTH FUND
                       THE MILLENNIUM GROWTH & INCOME FUND




This Prospectus sets forth basic information about each of the Millennium Growth Fund and the Millennium Growth & Income Fund that prospective investors should know before investing. It should be read and retained for future reference. Each Fund is a separate series of The Millennium RHIM Funds, Inc., an open-end registered management investment company incorporated under the laws of the State of Maryland. A Statement of Additional Information ("SAI") dated June __, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon request by calling the Fund at (800) 535-9169. The SEC maintains an Internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   Prospectus

                                  June __, 1998

TABLE OF CONTENTS


Expense Table ....................................................... 3
Financial Highlights................................................. 5
Investment Objective and Policies ....................................6
Other Investment Techniques.......................................... 7
Management of the Funds...............................................9
Investor Guide ......................................................10
How to Purchase Shares of Each Fund..................................11
Services Available to Shareholders...................................13
How to Redeem Your Shares............................................14
Distributions and Taxes..............................................16
General Information..................................................17

                         The Millennium RHIM Funds, Inc.
                        303 Twin Dolphin Drive, Suite 530
                            Redwood Shores, CA 94065

                               Fund Literature and
                       Shareholder Services (800) 535-9169



     The Millennium Growth Fund (the "Growth Fund") is a mutual fund with the investment objective of growth of capital. The Millennium Growth & Income Fund (the "Growth & Income Fund") is a mutual fund with the investment objective of growth of capital and dividend income. Each Fund attempts to achieve its objective by investing in equity securities. See "Investment Objective and Policies." There can be no assurance that either Fund will achieve its investment objective.

EXPENSE TABLE

Expenses are one of several factors to consider when investing in a Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees.

Each Fund is a no-load mutual fund and has no shareholder transaction expenses.

Annual Operating Expenses                                              Growth &
(As a percentage of average                               Growth        Income
net assets)                                                Fund         Fund*
                                                           ----         -----
Investment Advisory Fees                                   0.95%        0.95%

Other Expenses (after expense
reimbursement)                                             0.50%        0.50%
                                                           -----        -----
Total Fund Operating Expenses (after expense
reimbursement)                                             1.45%        1.45%
                                                           =====        =====

The purpose of the above fee table is to provide an understanding of the various annual operating expenses which may be borne directly or indirectly by an investment in each Fund. Actual expenses may be more or less than those shown. Each Fund's total operating expenses are not expected to exceed 1.45% of average net assets annually, but in the event that they do, the Advisor has agreed to reduce

-------------------
*Estimated

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its fees to insure that the expenses for a Fund will not exceed 1.45%. "Other
Expenses" in the above table have been estimated for the first fiscal year of the Growth & Income Fund. If the Advisor did not limit a Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.45% and "Total Operating Expenses" would be 2.40%. If the Advisor does waive any of its fees, each Fund may reimburse the Advisor in future years. See "Management of the Funds."

Example

This table illustrates the net operating expenses that would be incurred by an investment in each Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.


                           Growth Fund                    Growth & Income Fund
                           -----------                    --------------------
         1 Year                $15                                 $15
         3 Years               $46                                 $46


The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but a Fund's actual return may be higher or lower. See "Management of the Funds."

The minimum initial investment in each Fund is $2,500, with subsequent minimum investments of $100 or more ($1,000 and $100, respectively, for retirement plans). Shares will be redeemed at their net asset value.

FINANCIAL HIGHLIGHTS

The Millennium Growth Fund


The following financial information is provided solely with respect to The Millennium Growth Fund, is based upon financial information contained in the Semi-Annual Report to Shareholders (Unaudited) and relates solely to the Ridgeway Helms Millennium Fund, the predecessor fund to the Growth Fund, which was reorganized into the Growth Fund on June 15, 1998.


For a capital share outstanding throughout the period (Unaudited)
         July 16, 1997* through December 31, 1997

Net asset value, beginning of period                                 $10.00

Loss from investment operations:
     Net investment loss                                              (0.04)
     Net realized and unrealized gain
          on investments                                              (1.02)
Total from investment operations                                      (1.06)

Net asset value, end of period                                       $ 8.94

Total Return                                                         (10.60%)**

Ratios/supplemental data:
Net assets, end of period (thousands)                                $6,439

Ratio of expenses to average net assets:
     Before expense reimbursement                                      2.73%***
     After expense reimbursement                                       1.45%***

Ratio of net investment loss to average net assets:
     Before expense reimbursement                                     (2.07%)***
     After expense reimbursement                                      (0.78%)***

Portfolio turnover rate                                               70.13%

Average commission rate paid per share                              $0.0285

-------------------------
*  Commencement of operations.
** Not Annualized.
***Annualized.

INVESTMENT OBJECTIVE AND POLICIES

The Millennium Growth Fund

What is the Growth Fund's investment objective? The investment objective of the Growth Fund is to seek growth of capital. There can be no assurance that the Growth Fund will achieve its objective.

How does the Growth Fund seek to achieve its objective? Ridgeway Helms Investment Management, Inc. (the "Advisor") selects equity securities for the Growth Fund's portfolio that it believes are experiencing, or have the potential to experience, growth in earnings that exceed the average growth rate of companies within the Standard & Poor's 500 Composite Stock Price Index. The Advisor will also consider the relationship between the price/earnings ratio of the security and its expected growth rate.

The Millennium Growth & Income Fund

What is the Growth & Income Fund's investment objective? The investment objective of the Growth & Income Fund is to seek growth of capital and dividend income. There can be no assurance that the Growth & Income Fund will achieve its objective.

How does the Growth & Income Fund seek to achieve its objective? The Advisor selects equity securities for the Growth & Income Fund's portfolio that it believes are experiencing, or have the potential to experience, growth in earnings that exceed the average growth rate of companies within the Standard & Poor's 500 Composite Stock Price Index and that will provide dividend income. The Advisor will consider the relationship between the price/ earnings ratio of the security and its expected growth rate.

What are the investment policies of each Fund? In seeking investments for each Fund, the Advisor's primary emphasis is on evaluating a company's management, growth prospects, business operations, competitive forces, revenues, earnings, cash flow and balance sheet in relation to its share price. The Advisor may select stocks which it believes offer substantial growth in any or all of the above criteria and/or stocks which it believes are undervalued relative to its current price.

Each Fund will invest in small, medium and large companies; the minimum market capitalization of a portfolio security is expected to be $25 million. A small company is considered to be one which has a market capitalization of less than $500 million at the time of investment. Currently, the Advisor expects approximately 20% of the Growth Fund's portfolio to be invested in small companies, but the Advisor could invest up to two-thirds of such Fund's assets in stocks of small companies. The Advisor expects that no more than 20% of the Growth & Income Fund's portfolio will be invested in small companies. To the extent that either Fund does invest in small capitalization stocks, there is the risk that its portfolio will be less marketable and may be subject to greater fluctuations in price than a portfolio holding stocks of larger issuers. Small capitalization stocks often pay no dividends, but contrary to the investment goal of the Growth & Income Fund, income is not a primary goal of the Growth Fund. The Advisor does not expect either Fund's annual turnover rate to exceed 100%.

There is, of course, no assurance that each Fund's objective will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in each Fund will vary as the market value of its investment portfolio changes.

Other securities a Fund might purchase. Under normal market conditions, each Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, rights and warrants. If the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. More information about these investments is contained in the SAI.

OTHER INVESTMENT TECHNIQUES

Options on Securities and Securities Indices. Each Fund may buy call options on securities in order to fix the cost of a future purchase or to attempt to enhance return. Each Fund may buy put options on securities to hedge against a decline in the value of securities it owns. Each Fund may also write (sell) put and covered call options on securities in which it is authorized to invest. Each Fund may also purchase and write options on U.S. securities indices. Options transactions will be entered into for hedging purposes and not for speculation. A Fund's ability to use these instruments successfully will depend on an investment manager's ability to predict accurately movements in the prices of securities, interest rates and the securities markets. There is no assurance that liquid secondary markets for options will always exist, and the correlation between hedging instruments and the securities or sectors being hedged may be imperfect. The requirement to cover obligations may impede portfolio management or the ability to meet redemption requests.

Lending Securities. To increase its income, each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions. No more than one-third of a Fund's total assets may be loaned. Each Fund's loans of portfolio securities will be collateralized at all times by high quality liquid securities. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to each Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of each Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code of 1986 (the "Code").

Selling Short. Each Fund may sell securities short by borrowing securities it does not own and selling them. A Fund is then obligated to replace the securities borrowed by purchasing them at the market price at the time of replacement. If the securities sold short increase in value between the time of sale and the time a Fund purchases them, the Fund will incur a loss. On the other hand, if the securities decline in value, a Fund may repurchase them at a lower price and realize a profit. There are limits on the extent to which each Fund may engage in short sales, as described in the SAI.

Borrowing Money. Each Fund may borrow money from banks for leverage, up to one-third of its total assets. The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of each Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of each Fund will tend to increase more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund is required to segregate high quality liquid assets with its custodian equal to the amount it has borrowed.

Investment restrictions. Each Fund has adopted certain investment restrictions, which are described fully in the SAI. Like each Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of such Fund's outstanding shares. As a fundamental policy, each Fund is a non-diversified fund, which may involve greater risks and volatility than would be found in a diversified fund.

MANAGEMENT OF THE FUNDS

The Board of Directors of the Company establishes each Fund's policies and supervises and reviews the management of each Fund.


The Advisor. Ridgeway Helms Investment Management, Inc. (the "Advisor"), 303 Twin Dolphin Drive, Suite 530, Redwood Shores, California 94065, was organized under the laws of the State of California and registered as an investment advisor with the Securities and Exchange Commission in 1995 to provide advice to affiliated mutual funds and similar investment products. The Advisor, acting through its advisory affiliate, Ridgeway Helms Securities Corporation, has provided asset management services to individuals and institutional investors since June, 1995. Robert A. Dowlett and N. Joseph Nahas are principally responsible for the management of each Fund's portfolio. Mr. Dowlett (who controls the Advisor) is the President of the Advisor and has been active in the investment field professionally for the past five years. Prior to founding the Advisor, he was a financial consultant and guided portfolio manager with Smith Barney Inc. Mr. Nahas has also been active professionally in the investment field for the past five years. Prior to joining the Advisor as First Vice President in August, 1996, he was First Vice President - Investments of Round Hill Securities (since November, 1994) and prior to that a financial consultant and guided portfolio manager with Smith Barney Inc.

The Advisor provides each Fund with advice on buying and selling securities, manages the investments of each Fund, furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by each Fund. As compensation, each Fund pays the Advisor a monthly management fee based upon the average daily net assets of such Fund at the annual rate of 0.95%.

The Administrator. American Data Services, Inc. (the "Administrator") prepares various federal and state regulatory filings, reports and returns for each Fund, prepares reports and materials to be supplied to the directors, monitors the activities of the Funds' custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews each Fund's expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the annual rate of 0.35% based upon the average daily net assets of each Fund.

Other operating expenses. Each Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees; custody, record keeping and shareholder servicing agent fees; legal and auditing expenses; federal and state registration fees; and fees to the Company's disinterested directors. The Advisor may reduce its fees or reimburse a Fund for expenses at any time in order to reduce the Fund's expenses. Reductions made by the Advisor in its fees or payments or reimbursements of expenses that are a Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to do so and remain in compliance with any applicable expense limitations.

Brokerage transactions. The Advisor considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. While these are more fully discussed in the SAI, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment advisory capacities. Provided a Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for each Fund's portfolio transactions. Subject to overall requirements of obtaining the best combination of price and execution on a particular transaction, each Fund may place portfolio transactions through Ridgeway Helms Securities Corporation, an affiliate of the Advisor, in accordance with procedures adopted by the Board of Directors.

INVESTOR GUIDE


How to purchase shares of each Fund. There are several ways to purchase shares of a Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (800) 535-9169. Ridgeway Helms Securities Corporation, 303 Twin Dolphin Drive, Redwood Shores, California 94065, an affiliate of the Advisor, is the principal underwriter ("Distributor") of each Fund's shares.

You may send money to each Fund by mail. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to The Millennium (insert name) Fund) to the Fund's Shareholder Servicing Agent, American Data Services, Inc. at the following address:

           The Millennium (insert name) Fund
           P.O. Box 640947
           Cincinnati, OH 45264-0947


You may wire money to a Fund. Before sending a wire, you should call the appropriate Fund you wish to purchase at (800) 535-9169 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the appropriate Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:


          Star Bank, N.A. Cinti/Trust
          ABA # 0420-0001-3
          for credit to The Millennium (insert name) Fund
          DDA # 486479777 for
          further credit to [your name and account number]

Each Fund will charge you a $10.00 wire fee. In addition, your bank may charge you a fee for sending a wire to a Fund.

You may purchase shares through an investment dealer. You may be able to invest in shares of a Fund through an investment dealer, if the dealer has made arrangements with the Distributor. The dealer may place an order for you with each Fund; the price you will pay will be the net asset value which is next calculated after receipt of the order from the dealer. It is the responsibility of the dealer to place your order promptly. A dealer may charge you a fee for placing your order, but you could avoid paying such a fee by sending an Application Form and payment directly to the appropriate Fund. The dealer may also hold the shares you purchase in its omnibus account rather than in your name in the records of each Fund's transfer agent. Each Fund may reimburse the dealer for maintaining records of your account as well as for other services provided to you.

Your dealer is responsible for sending your money to each Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the dealer promptly.

Minimum investments. The minimum initial investment in each Fund is $2,500. The minimum subsequent investment is $100. However, if you are investing in an Individual Retirement Account ("IRA"), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively.


Subsequent investments. You may purchase additional shares of a Fund by sending a check, with the stub from an account statement, to the appropriate Fund at the address above. Please also write your account number on the check. (If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.) If you want to send additional money for investment by wire, it is important for you to call the Fund at (800) 535-9169. You may also make additional purchases through an investment dealer, as described above.


When is money invested in a Fund? Any money received for investment in a Fund from an investor, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the appropriate Fund and account). Orders received from dealers are invested at the net asset value next calculated after the order is received. The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of each Fund's net asset value.

What is the net asset value of a Fund? Each Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Directors of the Company. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information. The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. Each Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. A Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. Each Fund may, under certain circumstances, accept investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.

Special Purchase Privilege (Growth & Income Fund only).
Commencing with the date of this prospectus and extending for a period not to exceed 30 days thereafter, investors may be permitted to transfer the shares that they own of the common stocks of certain registered companies determined to be appropriate to be held in the portfolio of the Growth & Income Fund (such determination to be in the absolute and sole discretion of the Adviser) in exchange for shares of the Fund. Internal Revenue Code
Section 351(a) provides the circumstances under which such an exchange will result in a non-taxable transaction for an investor. The Adviser will endeavor to ensure that favorable tax treatment will be passed on to investors purchasing shares of the Fund by means of such an exchange of common stocks; however, the Adviser does not guarantee that each of the conditions in Section 351(a) will be necessarily met. If shares of common stock are transferred to the Growth & Income Fund to purchase shares of the Fund without gain or loss recognition to the investor, the investor's basis and holding period in the common stocks carries over to the Fund and, as a result, subsequent investors purchasing shares of the Fund, after the completion of such exchange transactions, will be purchasing Fund shares at a public purchase price that includes unrealized gain or loss in the Fund's net asset value.

SERVICES AVAILABLE TO SHAREHOLDERS

Retirement Plans. You may obtain a prototype IRA plan from the Funds. Shares of each Fund are also eligible investments for other types of retirement plans.

Automatic investing by check. You may make regular monthly investments in each Fund using the "Automatic Investment Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $100), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from each Fund. There is no charge by a Fund for this service. Each Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.

Automatic withdrawals. Each Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.


Exchange Privilege. You may exchange your shares of the Growth Fund or the Growth & Income Fund (in amounts of $1,000 or more) for shares of the other Fund or shares of RNC Liquid Assets Fund, Inc. ("RNC Fund"), a money market fund not affiliated with the Funds or the Advisor, if shares of RNC Fund are offered in the state where you live. Prior to making an exchange, you should obtain and read carefully the prospectus of RNC Fund. The exchange privilege is not an offering or recommendation of RNC Fund by the Funds or the Advisor. For more information, call the Shareholder Servicing Agent at (800) 535-9169.

How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of each Fund at its net asset value on each day the NYSE is open for trading.

Redemption in writing. You may redeem your shares by simply sending a written request to the appropriate Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

          The Millennium (insert name) Fund
          c/o American Data Services, Inc.
          The Hauppauge Corporate Center
          150 Motor Parkway, Suite 109
          Hauppauge, NY  11788-0132

Signature guarantee. If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.


Redemption by telephone. If you complete the Redemption by Telephone portion of each Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (800) 535-9169 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.


By establishing telephone redemption privileges, you authorize each Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. Each Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither a Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. Each Fund may change, modify, or terminate these privileges at any time upon at least 60-days' notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption? The redemption price is the net asset value of each Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made? As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, a Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, each Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Redemptions through dealers. If you hold shares through an investment dealer, you will have to redeem your shares through that investment dealer. The net asset value you receive will be the next calculated after receipt of the order from the dealer. The dealer is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, promptly, and a Fund may cancel the order if these documents are not received promptly.

Other information about redemptions. A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by a Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If a Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

DISTRIBUTIONS AND TAXES

Dividends and other distributions. Dividends from net investment income, if any, are normally declared and paid by each Fund in December. Capital gains distributions, if any, are also normally made in December, but a Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of each Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as a Fund continues to qualify, and as long as a Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by a Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of a Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of each Fund's distributions. Additional information about taxes is set forth in the SAI. You should consult your own advisors concerning federal, state and local taxation of distributions from each Fund.

GENERAL INFORMATION

The Company. The Company was incorporated under the laws of the State of Maryland on February 20, 1998. The Ridgeway Helms Millennium Fund, the predecessor fund to the Growth Fund, was originally a series of the Advisers Series Trust (organized as a Delaware business trust on October 3, 1996). Such Fund was reorganized as a series of the Company on June 15, 1998, upon the approval of the majority of the then-current shareholders of such Fund. The Articles of Incorporation permit the Company to issue its shares of common stock in any number of series. Currently, the Growth Fund and the Growth & Income Fund are the only series of the Company. The Board of Directors may, from time to time, issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution. Each Fund, as a separate series of the Company, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the Company vote as a single class on matters affecting all series jointly or the Company as a whole (e.g., election or removal of Directors). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Directors can, if they so choose, elect all of the Directors. While the Company is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Directors in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Company for the purpose of removing Directors.


Performance Information. From time to time, each Fund may publish its total return in advertisements and communications to investors. Total return information will include each Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. Each Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against a Fund's income. You should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.


Shareholder Inquiries. Shareholder inquiries should be directed to the Shareholder Servicing Agent at (800) 535-9169.


Year 2000 Compliance. As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Advisor is in the process of working with each Fund's service providers to prepare for the year 2000. Based on information currently available, the Advisor does not expect that the Funds will incur significant operating expenses or be required to incur materials costs to be year 2000 compliant. Although the Advisor does not anticipate that the year 2000 issue will have a material impact on a Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid any adverse impact on each Fund.

ADVISOR
Ridgeway Helms Investment Management, Inc.
303 Twin Dolphin Drive, Suite 530
Redwood Shores, CA 94065


DISTRIBUTOR
Ridgeway Helms Securities Corporation
303 Twin Dolphin Drive, Suite 530
Redwood Shores, California 94065


CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


ADMINISTRATOR & TRANSFER AGENT
American Data Services, Inc.
The Hauppauge Corporate Center
150 Motor Parkway, Suite 109
Hauppauge, NY 11788-0132


AUDITORS
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, NY 10017


LEGAL COUNSEL

Spitzer & Feldman P.C.
405 Park Avenue

New York, N.Y.  10022

                         THE MILLENNIUM RHIM FUNDS, INC.

                           THE MILLENNIUM GROWTH FUND
                       THE MILLENNIUM GROWTH & INCOME FUND


                       Statement of Additional Information


                                           Dated June __, 1998

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated June __, 1998, as may be amended from time to time, of The Millennium Growth Fund (the "Growth Fund") and The Millennium Growth & Income Fund (the "Growth & Income Fund", and individually or collectively, a "Fund" or the "Funds"), each a series of The Millennium RHIM Funds, Inc. (the "Company"). On June 15, 1998, the shareholders of the Ridgeway Helms Millennium Fund, a series of Advisors Series Trust, approved the reorganization of such fund into the Growth Fund. Ridgeway Helms Investment Management, Inc. (the "Advisor") is the Advisor to each Fund. A copy of the prospectus may be obtained from each Fund at 303 Twin Dolphin Drive, Suite 530, Redwood Shores, CA 94104; telephone (800) 535-9169.


                                TABLE OF CONTENTS

                                                                     Cross-reference to sections
                                                         Page        in the prospectus
                                                         ----        -----------------

Investment Objective and Policies....................     B-2        Investment Objective and

Policies Management..................................     B-10       Management of the Funds

Portfolio Transactions and Brokerage
      Management of the Fund.........................     B-12

Net Asset Value......................................     B-13       Investor Guide

Taxation
      Distributions and Taxes........................     B-14

Performance Information..............................     B-16       General Information

General Information..................................     B-19       General Information

Financial Statements.................................     B-19       Not Applicable

Appendix.............................................     B-18       Not Applicable

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Growth Fund is growth of capital. The investment objective of the Growth & Income Fund is growth of capital and dividend income. There is no assurance that either Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of each Fund.

Convertible Securities and Warrants

      Each Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

      A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Short-Term Investments

      Each Fund may invest in any of the following securities and instruments:

      Bank Certificates or Deposit, Bankers' Acceptances and Time Deposits.
 A Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

      Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

      As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

      In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, each Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

      Savings Association Obligations. Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

      Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

      Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix attached hereto.

      Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, a Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Government Obligations

      Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

      Each of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

      The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

Foreign Investments and Currencies

      Each Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United States.

      Depositary Receipts. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global

Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

      Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

      Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

      Currency Fluctuations. Each Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets denominated in that currency. Such changes will also affect a Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

      Taxes. The interest and dividends payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

Options on Securities

      Purchasing Put and Call Options. Each Fund may purchase covered "put" and "call" options with respect to securities which are otherwise eligible for purchase by the Fund subject to certain restrictions. Each Fund will engage in trading of such derivative securities exclusively for hedging purposes.

      If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a security which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

      If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

      Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

      Writing Call Options. Each Fund may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

      Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

      A Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

      Risks Of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      Dealer Options. Each Fund will engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

      Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While each Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

      The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. Each Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, each Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, each Fund will change its treatment of such instruments accordingly.

      Spread Transactions. Each Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

      Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

      Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

      Each Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

      Each Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

      The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Short Sales

      Each Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire.

      In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which a Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, each Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

      Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

      If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

      A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

Illiquid Securities

      Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Company's Board of Directors, to ensure compliance with the Fund's investment restrictions.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the

Commission under the Securities Act, the Company's Board of Directors may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.


Risks of Investing in Small Companies

      As stated in the prospectus, each Fund may purchase securities of companies with market capitalization as low as $25 million. Additional risks of such investments include the markets on which such securities are frequently traded. In many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in each Fund may be subject to greater price fluctuations than an investment in a fund that invests exclusively in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for each Fund than in a fund that invests in larger, more established companies.

Investment Restrictions

      The Company (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of a Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

      As a matter of fundamental policy, each Fund is non-diversified. Each Fund's investment objective is also fundamental.

      In addition, each Fund may not:

      1. Issue senior securities, borrow money or pledge its assets, except that
(i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions or short sales;

      2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that a Fund may borrow money from banks to purchase securities;

      3. Act as underwriter (except to the extent a Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

      4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

      5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although a Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

      6. Purchase or sell commodities or commodity futures contracts, except that a Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

      7. Make loans of money (except for purchases of debt securities consistent with the investment policies of a Fund and except for repurchase agreements); or

      8. Make investments for the purpose of exercising control or management.

      Each Fund also observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

      Each Fund may not:

      1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law; or

      2. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Directors to be liquid).

                                   MANAGEMENT

      The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board approves all significant agreements between the Company and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Company are delegated to its officers, subject to each Fund's investment objective and policies and to general supervision by the Board of Directors.

      The Directors and officers of the Company their ages and positions with the Company, their business addresses and principal occupations during the past five years are:

Name, address and age       Position
                                     Principal Occupation During Past Five Years

Robert A. Dowlett*           Director   President, Ridgeway Helms Investment
303 Twin Dolphin Drive                  Management, Inc. since 1995. Prior
Suite 530                               thereto, financial consultant and
Redwood Shores, CA 94065                portfolio manager with Smith Barney Inc.

Age 30


N. Joseph Nahas*             Director   First Vice President, Ridgeway Helms
303 Twin Dolphin Drive                  Investment Management, Inc. since August
Suite 530                               1996. Prior thereto, First Vice
Redwood Shores, CA  94065               Investments of Round Hill Securities
                                        (since November 1994) and President-
                                        prior thereto, a financial consultant
                                        and portfolio manager with Smith Barney
                                        Inc.

Age 30

                                        Smith Barney Inc.
D. Ian Hopper                Director   Chief Software Architect, Northern
930 East Evelyn Avenue                  Telecom since 1982.
Sunnyvale, CA 94086
Age 38


Peter B. Oberto              Director   Independent Consultant since 1995; prior
408 Greenbrier Road                     thereto Manager of Compensation,
Half Moon Bay, CA 94019                 Americas, Hewlett Packard since 1979.
Age 41

----------
*Denotes a Director who is an "interested person" of the Trust under the 1940 Act.

                     COMPENSATION OF DISINTERESTED DIRECTORS

Name and Position                  Aggregate Compensation from The Company**

D. Ian Hopper, Director


Peter B. Oberto, Director




The Advisor

         Subject to the supervision of the Board of Directors, investment management and related services for each Fund are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement") entered into between the Advisor and the Company, on behalf of each Fund.

         Under each Advisory Agreement, the Advisor agrees to invest the assets of each Fund in accordance with the investment objective, policies and restrictions of such Fund as set forth in the Fund's and Company's governing documents, including, without limitation, the Company's Article of Incorporation and By-Laws; each Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Directors of the Company may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

         Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish each Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of each Fund, subject to the ultimate supervision and direction of the Company's Board of Directors; (iv) vote proxies and take other actions with respect to each Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in each Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of each Fund's assets which the Directors or the officers of the Company may reasonably request; and (vi) render to the Company's Board of Directors such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under each Advisory Agreement. Personnel of the Advisor may serve as officers of the Company provided they do so without compensation from the Company. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance

----------
         **Estimated for the current fiscal year. The company has no pension or retirement plan. No other entity affiliated with the Company pays any compensation to the Directors.

as the Advisor or the Company's Board of Directors may desire and reasonably request. With respect to the operation of each Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Directors meetings or shareholder meetings convened for the primary benefit of the Advisor.

         As compensation for the Advisor's services, each Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Company is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Company for the benefit of each Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of each Fund's shareholders and the Company's Board of Directors that are properly payable by a Fund; salaries and expenses of officers and fees and expenses of members of the Company's Board of Directors or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of each Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of each Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in each Advisory Agreement.

         The Advisor may agree to waive certain of its fees or reimburse each Fund for certain expenses, in order to limit the expense ratio of the Fund. In that event, subject to approval by the Company's Board of Directors, each Fund may reimburse the Advisor in subsequent years for fees waived and expenses reimbursed, provided the expense ratio before reimbursement is less than the expense limitation in effect at that time.

         The Advisor is controlled by Robert A. Dowlett.

         Under each Advisory Agreement, the Advisor will not be liable to the Company or a Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Company except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

         Each Advisory Agreement will initially remain in effect for a period not to exceed two years. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Directors or by vote of a majority of the outstanding voting securities of each Fund.

         Each Advisory Agreement is terminable by vote of the Board of Directors or by the holders of a majority of the outstanding voting securities of a Fund at any time without penalty, on 60 days written notice to the Advisor. Each Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Company. Each Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         The Administrator. The Administrator, American Data Services, Inc., has agreed to be responsible for providing such services as the Directors may reasonably request, including but not limited to (i) maintaining the Company's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Company's insurance relationships; (iii) preparing for the Company (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Company's shareholders and Directors and reports to and other filings with the Commission and any other governmental agency (the Company agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to permit the offer and sale of the shares of the Company under the securities or "blue sky" laws of the various states selected by the Company (the Company agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Company's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Company and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Directors or officers of the Company to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Each Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Company's Board of Directors. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of each Fund on a continuing basis. The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Subject to such policies as the Advisor and the Board of Directors of the Company may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by an Advisory Agreement or otherwise solely by reason of its having caused a Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of a Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Company, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Board of Directors of the Company, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

         On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of a Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to a Fund and to such other clients.

                                 NET ASSET VALUE

         The net asset value of each Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

         The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

         Generally, each Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor pursuant to procedures approved by or under the direction of the Board.

         Each Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to each Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. If an options exchange closes after the time at which a Fund's net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

         All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                                    TAXATION

         Each Fund intends to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends and distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income. In determining the amount of capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid. In addition, any losses incurred in the taxable year subsequent to October 31 will be deferred to the next taxable year and used to reduce distributions in the subsequent year.

         In order to qualify for treatment as a RIC, a Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are, in general, the following: (1) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares in a Fund will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. In addition, the dividends-received deduction will be disallowed for shareholders who do not hold their shares in a Fund for at least 45 days during the 90 day period beginning 45 days before a share in the Fund becomes ex dividend with respect to such dividend.

         Distributions of net capital gains, if any, designated by a Fund as capital gain dividends are taxable to shareholders as long-term or mid-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash Shareholders will be notified annually as to the Federal tax status of distributions.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distributions reduce the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. The price of shares purchased at that time includes the amount of the forthcoming distribution.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term, mid-term, or short-term, generally depending upon the shareholder's holding period for the shares. Noncorporate shareholders are subject to tax at a minimum rate of 28% on capital gains resulting from the disposition of shares held for more than 12 months but not more than 18 months, and at a maximum rate of 20% on capital gains from the disposition of shares held for more than 18 months, (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallow loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         Certain of the options, futures, contracts, and forward foreign currency exchange contracts in which a Fund may invest are so-called "section 1256 contracts". With certain exceptions, realized gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisers in this regard.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country.

         Generally, a credit for foreign taxes is available but is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if Fund qualifies as a regulated investment company, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payable, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

         Each Fund is required to report to the Internal Revenue Service ("IRS") all distributions to shareholders except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvest in addition shares or taken in cash, will be reduced by the amounts required to be withheld.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by a Fund also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).



                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in each Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

         Annualized yield quotations used in each Fund's advertising and promotional materials are calculated by dividing the Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:
                             6
         YIELD = 2 [(a-b + 1)  - 1]

                               cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), each Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials each Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Each Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.



                               GENERAL INFORMATION


         The Company is a newly organized entity and has no prior business history. The Articles of Incorporation permit the Directors to issue full and fractional shares of common stock into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

         The By-Laws require the issuance of stock certificates, upon request from a shareholder. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

         If they deem it advisable and in the best interest of shareholders, the Board of Directors may create additional series of shares. The Board of Directors has currently created two series of shares and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are be allocated fairly among the Funds by the Directors, generally on the basis of the relative net assets of each Fund.


         Rule 18f-2 under the Investment Company Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Directors or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.


         The Funds' custodian, Star Bank, 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding such Funds' assets. American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppaugue, NY 11788, acts as administrator and as each Fund's transfer agent, dividend disbursing agent and accounting services agent. The Company's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and each Fund's tax returns. Spitzer & Feldman P.C., 405 Park Avenue, New York, NY 10022 serves as counsel to the Funds.

         Shares of each Fund owned by the Directors and officers as a group were less than 1% at June 15, 1998.

         As of May 15, 1998, the following persons or entities owned of record and/or beneficially 5% or more of the Ridgeway Helms Millennium Fund and, therefore, as of June 16, 1998 (after the reorganization), 5% or more of the Growth Fund's outstanding voting securities:

         Esther F. Nagao, Trustee, 1 Metrotech Center North, Brooklyn, NY 11201-3859; 5.74%.

         Renato Ghiozzi (IRA), 1 Metrotech Center North, Brooklyn, NY 11201-3859; 5.0%.

         Hines, 1 Metrotech Center North, Brooklyn, NY 11201-3859; 8.93% record.

         Middlemist, 1 Metrotech Center North, Brooklyn, NY 11201-3859; 8.24% record.




                              FINANCIAL STATEMENTS

         Shareholders will receive reports semi-annually showing the investments of each Fund and other financial information. In addition, shareholders will receive annual financial statements audited by the Fund's independent auditors. The Semi-Annual Report to Shareholders dated December 31, 1997 for the Ridgeway Helms Millennium Fund is incorporated herein by reference. Shareholder Reports are available upon request at no charge.

                                    APPENDIX

                             Description of Ratings

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORPORATION: CORPORATE BOND RATINGS

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C

Item 24. Financial Statements and Exhibits.

(a)    Part A -   Financial Highlights for the period ended December 31, 1997 with respect to the Ridgeway Helms Millennium Fund, the predecessor by merger to the Millennium Growth Fund.

       Part B - The financial statements for the Ridgeway Helms Millennium Fund, the predecessor by merger to the Millennium Growth Fund are incorporated herein by reference from the Semi-Annual Report to Shareholders for the Ridgeway Helms Millennium Fund.

       Part C -   None.

(b)    Exhibits:

          +(1.1)  Articles of Incorporation;
          *(1.2)  Articles of Amendment and Restatement
          +(2.1)  By-laws of the Company;
          *(2.2)  Amended and Restated By-Laws
           (3)    Not Applicable.
           (4)    Not Applicable.
          +(5)    Forms of Investment Advisory Agreement for each
                  Fund.
          +(6)    Form of Distribution Agreement.
           (7)    Not Applicable.
          +(8)    Form of Custody Agreement.
          *(9.1)  Administrative Services Agreement.
          *(9.2)  Transfer Agency Agreement.
          *(9.3)  Fund Accounting Service Agreement.
          *(10)   Opinions of Spitzer & Feldman P.C. and Venable,
                  Baetjer and Howard, LLP (Maryland counsel) as to
                  the legality of the securities being registered,
                  including Spitzer & Feldman's consent to the filing
                  thereof and as to the use of their names in the
                  Prospectus.
          *(11)   Consent of McGladrey & Pullen, L.L.P., independent
                   accountants.
           (12)   Not Applicable.
           (13)   Not Applicable.
           (14)   Not Applicable.
           (15)   Not Applicable.
           (16)   Not Applicable.
         **(17)   Financial Data Schedule.
           (18)   Not Applicable.
---------------
 + Filed with the Securities and Exchange Commission as an Exhibit to the Registrant's Registration Statement (Reg.
   No. 333-49347) on April 3, 1998.
 * Filed herewith.
** To be filed by Amendment.

Item 25.  Persons Controlled by or Under Common Control With
          Registrant.

          Not applicable

Item 26.  Number of Holders of Securities.

          As of the date of this Registration Statement, no shares have been issued by the Company.

Item 27.  Indemnification.

                  (a) In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

                  "NINTH:(1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

                    (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or
               interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

               (b) In the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify and hold harmless any person who controls Ridgeway Helms Securities Corporation within the meaning of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

Item 28. Business and Other Connections of Investment Adviser.

               Ridgeway Helms Investment Management, Inc. serves as investment adviser to the Company. Set forth below are the names of the directors and officers of the Adviser:

               Robert A. Dowlett          President and CEO and Director

               N. Joseph Nahas            First Vice President

Item 29. Principal Underwriter.

          (a) The principal underwriter of the Company's shares does not currently act as a principal underwriter, depositor or investment adviser for any other investment company.

          (b) The following table contains information with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21:

          (1)                         (2)                          (3)
Name and Principal            Positions and Offices       Positions and Offices
 Business Address               With Underwriter             With Registrant
 ----------------               ----------------             ---------------

Robert A. Dowlett                President & CEO          Director, President &
Ridgeway Helms                                            CEO
 Securities
 Corporation
303 Twin Dolphin Drive
Suite 530
Redwood Shores, CA 94065


Item 30. Location of Accounts and Records.

                  The accounts and records of the Company required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the office of the Investment Advisor and the Company at 303 Twin Dolphin Drive, Suite 530, Redwood Shores, CA 94065; except transfer agency records which are maintained at the offices of the
Administrator: American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 and custodial records which are maintained at the offices of the Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.


Item 31. Management Services.

                  Not Applicable


Item 32. Undertakings.

                  The Company hereby undertakes:

                  (a) to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Company proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act;

                  (b) only to the extent required under the amendments to Form N-1A, to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Company's 1933 Act registration statement.

                  (c) pursuant to Section 16(c) of the Investment Company Act of 1940, as amended, to call a shareholder meeting for the purpose of voting upon the question of removal of one or more directors (and to assist shareholders in communications with each other) if and when requested in writing to do so by the recordholders of not less than 10% of the Company's outstanding shares.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Redwood Shores and State of California, on the 5th day of June, 1998.


                                              MILLENNIUM RHIM FUNDS, INC.


                                              By: /s/ Robert A. Dowlett
                                                  ------------------------
                                                  Robert A. Dowlett, President



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Robert A. Dowlett                                                 6/5/98
---------------------                                                 ------
Robert A. Dowlett                Director, Chairman of the            (Date)
                                 Board and Chief Executive
                                 Officer


/s/ N. Joseph Nahas                                                   6/5/98
-------------------                                                   ------
N. Joseph Nahas                  Director, Vice President,            (Date)
                                 Chief Financial Officer and
                                 Secretary



     The above persons signing as Director are all of the members of the Company's Board of Directors.

                                 EXHIBIT INDEX


Exhibits:
---------

   +(1.1)  Articles of Incorporation;
   *(1.2)  Articles of Amendment and Restatement
   +(2.1)  By-laws of the Company;
   *(2.2)  Amended and Restated By-Laws
    (3)    Not Applicable.
    (4)    Not Applicable.
   +(5)    Formsof Investment Advisory Agreement for each
           Fund.
   +(6)    Form of Distribution Agreement.
    (7)    Not Applicable.
   +(8)    Form of Custody Agreement.
   *(9.1)  Administrative Services Agreement.
   *(9.2)  Transfer Agency Agreement.
   *(9.3)  Fund Accounting Service Agreement.
   *(10) Opinions of Spitzer & Feldman P.C. and Venable, Baetjer and Howard, LLP (Maryland counsel) as to the legality of the securities being registered, including Spitzer & Feldman's consent to the filing thereof and as to the use of their names in the Prospectus.
   *(11)   Consent of McGladrey & Pullen, L.L.P., independent
           accountants.
    (12)   Not Applicable.
    (13)   Not Applicable.
    (14)   Not Applicable.
    (15)   Not Applicable.
    (16)   Not Applicable.
  **(17)   Financial Data Schedule.
    (18)   Not Applicable.
---------------
 + Filed with the Securities and Exchange Commission as an Exhibit to the Registrant's Registration Statement (Reg. No. 333-49347) on April 3, 1998.
 * Filed herewith.
** To be filed by Amendment.